Deferred Tax - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Deferred tax asset	$ 28,260	$ 10,475
Deferred tax liability	(693)	(2,485)
Net deferred tax asset	$ 27,567	$ 7,990	$ 738